Financial Risk Management (Details) - Schedule of foreign currency translation adjustment - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of foreign currency translation adjustment [Line Items]
Assets	S/ 60,684,971	S/ 72,776,160
Liabilities	81,864,810	93,740,228
Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of foreign currency translation adjustment [Line Items]
Assets	96,944,436	59,773,077
Liabilities	S/ 59,114,296	S/ 31,057,046